Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of convertible preferred stock by class	At March 31, 2020, the Company has reserved shares of common stock for future issuance as follows:

Stock option plans	5,050,000
Common stock warrants	15,641
Total	5,065,641

As of December 31, 2019 and 2018, the Company’s convertible preferred stock consists of the following (in thousands, except share and per share data on a post conversion basis):

	Authorized Shares	Outstanding Shares	Carrying Value	Par Value per Share	Preference Value
Series 1	12,438,704	12,433,953	$39,658	$0.001	$40,000
Series 2	7,507,699	7,499,996	30,000	$0.001	30,000
Series 3	4,000,000	4,000,000	16,000	$0.001	16,000
Total	23,946,403	23,933,949	$85,658		$86,000
At December 31, 2019, the Company has reserved shares of common stock for future issuance as follows:

Conversion of convertible preferred stock	23,946,403
Stock option plans	4,023,826
Common stock warrants	15,461
Total	27,985,690